Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jan. 31, 2018
Document Effective Date	Jan. 31, 2018
Prospectus Date	Jan. 31, 2018
NYSE® Pickens Oil Response™ ETF | NYSE Pickens Oil Response ETF
Prospectus:
Trading Symbol	BOON